Property, plant and equipment - Commitments under non-cancellable operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	$ 364	$ 302
Not later than one year
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	67	64
Later than one year and not later than five years
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	150	132
Later than five years
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	$ 147	$ 106